Equity - Summary of Prefered Share Rights and Privileges (Detail)	12 Months Ended
	Oct. 31, 2022 $ / shares $ / shares	Oct. 31, 2022 $ / shares	Oct. 31, 2021 $ / shares
Disclosure of classes of share capital [line items]
Convertible to	In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX.	In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX.
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25	$ 25
Non-cumulative dividend	$ 0.96		$ 0.96
Reset premium	2.33%	2.33%
Date redeemable / convertible	May 25, 2024	May 25, 2024
Convertible to	Class B – Series 28	Class B – Series 28
Class B Series 27 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend		$ 0.24075
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25	$ 25
Non-cumulative dividend	$ 0.91		0.91
Reset premium	2.24%	2.24%
Date redeemable / convertible	August 25, 2024	August 25, 2024
Convertible to	Class B – Series 30	Class B – Series 30
Class B Series 29 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend		$ 0.2265
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25	$ 25
Non-cumulative dividend	$ 0.96		0.96
Reset premium	2.22%	2.22%
Date redeemable / convertible	November 25, 2024	November 25, 2024
Convertible to	Class B – Series 32	Class B – Series 32
Class B Series 31 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend		$ 0.240688
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25	$ 25
Non-cumulative dividend	$ 0.76		0.76
Reset premium	2.71%	2.71%
Date redeemable / convertible	August 25, 2025	August 25, 2025
Convertible to	Class B – Series 34	Class B – Series 34
Class B Series 33 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend		$ 0.190875
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25	$ 25
Non-cumulative dividend	$ 1.21		1.21
Reset premium	2.68%	2.68%
Date redeemable / convertible	November 25, 2023	November 25, 2023
Convertible to	Class B – Series 45	Class B – Series 45
Class B Series 44 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend		$ 0.303125
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25	$ 25
Non-cumulative dividend	$ 1.28		$ 1.28
Reset premium	3.51%	3.51%
Date redeemable / convertible	May 25, 2024	May 25, 2024
Convertible to	Class B – Series 47	Class B – Series 47
Class B Series 46 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend		$ 0.31875
Class B Series 50 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 1,000	$ 1,000
Non-cumulative dividend	$ 24.64
Reset premium	4.25%	4.25%
Date redeemable / convertible	November 26, 2027	November 26, 2027
Convertible to	Not convertible	Not convertible
Class B Series 50 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend		$ 24.644